Additional Details Concerning Income Statement (Details) ₪ in Thousands, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 ILS (₪) shares		Dec. 31, 2015 ILS (₪) shares
Direct expenses:
Cost of trading property sold		₪ 771,765		₪ 112,346		₪ 227,910
Wages and fringe benefits		396		1,503		3,341
Energy costs		1,900		3,868		6,073
Taxes and insurance		2,405		4,764		6,999
Maintenance of property and other expenses		2,442		5,351		8,286
Total		778,908		127,832		252,609
Other operating expenses:
Wages and fringe benefits		11,726		13,497		16,716
Professional services		9,224		8,458		7,638
Advertising		2,884		6,685		7,247
Other		2,759		2,932		5,363
Other operating expenses		26,593		31,572		36,964
Depreciation and amortization		122		402		787
Total		805,623		159,806		290,360
General and administrative expense
Wages and fringe benefits		4,372		3,744		6,687
Stock-based compensation expenses		325		27		1,086
Depreciation and amortization		12		19		29
Expenses relating to the Company's plan of arrangement		122		221		412
Professional expenses		5,728		2,326		2,867
Other		4,371		3,920		5,597
Total		14,930	$ 4,306	10,257	[1]	16,678	[1]
Financial expense
Interest and CPI linkage on borrowings		103,360		193,116		200,169
Gain from buy back of notes and bank loan (see note 11d2)				(78,193)		(55,475)
Loss from foreign currency translation differences		7,273		30,018		69,003
Other financial expenses (income)		1,651		1,405		(5,976)
Total financial expenses		112,284		146,346		207,721
Financial expenses capitalized to qualified assets		12		(21,992)
Total		112,296	32,390	124,354	[1]	207,721	[1]
Financial income
Interest on deposits and receivables		168		203		649
Gain (loss) from foreign currency translation differences		91		(1,259)		1,505
Other financial income		1,552
Total		1,811		(1,056)		2,154
Change in fair value of financial instruments measured at fair value through profit and loss
Loss from change in fair value of derivatives (mainly swap and forward transactions)				(2,707)
Gain on marketable securities						2,568
Total				2,707	[1]	(2,568)	[1]
Write down, charges and other expenses, net
Write down of trading property	[2]	89,345		189,592		86,717
Realization of foreign currency translation reserve to the profit and loss						3,534
Initiation expenses		12,461		1,796		6,239
Other, net	[3]	(686)		(29,070)		2,802
Total		101,120		162,318		99,292
The earnings and weighted average number of ordinary shares used in the calculation of the basic earning per share are as follows:
Profit (Loss) from continuing operations		(185,132)	(53,398)	(202,724)	[1]	(242,709)	[1]
Profit (Loss) from discontinued operation		₪ (152,903)	$ (44,102)	₪ 7,913	[1]	₪ 56,231	[1]
Weighted average number of shares used in computing basic earnings per share (thousands) | shares	[4]	9,191	9,191	9,191		9,191

[1]	Reclassified (discontinued operations). Refer to Note 19.
[2]	See note 4b regarding trading property write downs.
[3]	In 2016 -Including gain from increase in holdings in Indian subsidiaries. Refer also to note 4d.
[4]	The earnings used in the calculation of all diluted earnings per share are same as those for the equivalent basic earnings per share measures.